RELATED PARTIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Directors' fees	$ 143		$ 21		$ 6
Outstanding options	1,967,784		1,866,940		1,789,760		1,576,648
Stock options granted, exercise price	$ 2.51	[1]	$ 2.13	[1]	$ 2.08	[1]	$ 1.92	[1]
Options exercisable	1,747,532		1,335,112		1,067,668
Board of Directors [Member]
Related Party Transaction [Line Items]
Outstanding options	231,200
Stock options granted, exercise price	$ 4.12
Options exercisable	195,160

[1]	In dollars per share.